DEFERRED REVENUE	12 Months Ended
Dec. 31, 2018
Contract liabilities [abstract]
Deferred revenue

27.    Deferred revenue

Significant accounting judgements and estimates

The upfront cash deposit received from Wheaton International on the gold and palladium streaming transaction has been accounted for as a contract liability (deferred revenue) in the scope of IFRS 15. It has been determined that the contract is not a financial instrument because the contract will be satisfied through the delivery of non-financial items (i.e. gold and palladium metal credits) as part of our expected sale requirements, rather than cash or financial assets. It is the intention to satisfy the performance obligations under the streaming arrangement through the US PGM operations’ production and revenue will be recognised over the life of mine as Sibanye-Stillwater satisfies its obligation to deliver metal credits. As Sibanye-Stillwater received a portion of the consideration from Wheaton International at inception of the contract, it has been determined that the contract contains a significant financing component under IFRS 15. Sibanye-Stillwater, therefore, made a critical estimate of the discount rate that should be applied to the contract liability over the life of mine, and determined this to be 5.4%.

Inputs to the model to unwind the advance received to revenue

The advance received has been recognised on the statement of financial position as deferred revenue. The deferred revenue will be recognised as revenue in profit or loss as the metal credits are delivered to Wheaton International relative to the expected total amount of metal credits to be delivered over the term of the arrangement.

Each period management estimates the cumulative amount of the deferred revenue obligation that has been satisfied and, therefore, recognised as revenue. Key inputs into the model are:

Key input	Estimate at year end	Further information
Estimated financing rate over life of arrangement	5.4%	Refer to note 5
Life of stream	77 years

The starting point for the life of mine is the approved life of mine for the US PGM operations. However, as IFRS 15 requires the constraint on revenue recognition to be considered, it is more prudent to include a portion of resources in the life of stream for the purposes of revenue recognition. This will reduce the chance of having a significant decrease in revenue recognised in the future, when the life of mine is updated to include a conversion of resources to reserves.

As such, Sibanye-Stillwater management have determined that is it appropriate to include 50% of inferred resources.

Key input	Estimate at year end	Further information
Palladium entitlement percentage	4.5%

The palladium entitlement percentage will be either 4.5%,  2.25% or 1% over the life of the mine, depending on whether or not the advance has been fully utilised, and a certain number of contractual ounces have been delivered (375,000 ounces for the first trigger drop down to 2.25% and 500,000oz for the second trigger drop down rate to 1%).

Monthly cash percentage	18%

The monthly cash payment to be received is a percentage of 18%,  16%,  14% or 10% of the market price of the metal credit delivery to Wheaton International while the advance is not fully utilised. After the advance has been fully utilised, the cash percentage is 22%,  20%,  18% or 14%. The percentage applicable depends on the investment grade of the Group and its leverage ratio. As long as Sibanye-Stillwater’s current investment grade does not downgrade, the monthly cash percentage decreases if the Group’s leverage ratio increases above 3.5:1. The balance of the ounces in the monthly delivery (i.e. 100%-18%= 82%) is then used to determine the utilisation of the deferred revenue balance.

Commodity prices	Five day simple average calculated the day before delivery	The value of each metal credit delivery is determined in terms of the contract.

Any changes to the above key inputs could significantly change the quantum of the cumulative revenue amount recognised in profit or loss.

Any changes in the life of mine are accounted for prospectively as a cumulative catch-up in the year that the life of mine estimate above changes, or the inclusion of resources changes.

Accounting policy

The advance received is recognised as a contract liability (deferred revenue) under IFRS 15.

Sibanye-Stillwater management identified a significant financing component related to its streaming arrangement resulting from the difference in the timing of the advance consideration received and when control of the metal promised to Wheaton International transfers. Interest expense on deferred revenue is recognised in finance costs.

In July 2018, Sibanye-Stillwater entered into a gold and palladium supply arrangement in exchange for an upfront advance payment of US$500 million. The arrangement has been accounted for as a contract in the scope of IFRS 15 whereby the advance payment has been recorded as deferred revenue. The revenue from the advance payment is being recognised as the gold and palladium is allocated to the appropriate Wheaton International account. An interest cost, representing the significant financing component of the upfront deposit on the deferred revenue balance, is also being recognised as part of finance costs. This finance cost increases the deferred revenue balance, ultimately resulting in revenue when the deferred revenue is recognised over the life of mine.

The following table summarises the changes in deferred revenue:

Figures in million - SA rand	Note	2018	2017	2016
Deferred revenue advance received		6,555.4	-	-
Deferred revenue recognised during the period		(160.3)	-	-
Interest charge	5	160.3	-	-
Balance at the end of the year		6,555.4	-	-
Reconciliation of the non-current and current portion of the deferred revenue:
Deferred revenue		6,555.4	-	-
Current portion of deferred revenue		(30.1)	-	-
Non-current portion of deferred revenue		6,525.3	-	-